UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadium Capital Management, LLC
Address:  19785 Village Office Court, Suite 101
          Bend, OR  97702

Form 13F File Number:    028-10135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Bradley R. Kent
Title:    Managing Director
Phone:    541-322-0600

Signature, Place and Date of Signing:
Bradley R. Kent               Bend, OR       August 10, 2007
     [Signature]         [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      30

Form 13F Information Table Value Total:      350,956 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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

NAME OF ISSUER             TITLE    CUSIP       VALUE    SHARES         INV.  OTH  VOTING AUTH
                           OF                   X1000                   DISC  ER
                           CLASS                                        .     MGR
                                                                                   SOLE      SHR  NON
                                                                                                  E

ACCURIDE CORP              COMMON   004398103     30,331  1,968,26 N    SOLE        1,968,2  0    0
                                                                 8                       68
ADVANCED AUTO PARTS INC    COMMON   00751Y106      2,061    50,841 N    SOLE         50,841  0    0
AMERICAN DENTAL PARTNERS   COMMON   025353103     35,129  1,352,66 N    SOLE        1,352,6  0    0
                                                                 1                       61
AMERICAN WOODMARK CORP     COMMON   030506109        803    23,211 N    SOLE         23,211  0    0
ATLANTIS GROUP INC CL A    COMMON   049156102      3,326   823,241 N    SOLE        823,241  0    0
BALDWIN TECHNOLOGY CO CL   COMMON   058264102      1,655   274,485 N    SOLE        274,485  0    0
A
BIG 5 SPORTING GOODS CORP  COMMON   08915P101     21,557   845,386 N    SOLE        845,386  0    0
BLUELINX HOLDINGS INC      COMMON   09624H109     19,589  1,867,35 N    SOLE        1,867,3  0    0
                                                                 7                       57
BUILDERS FIRSTSOURCE INC   COMMON   12008R107     23,678  1,474,34 N    SOLE        1,474,3  0    0
                                                                 6                       46
CARMIKE CINEMAS INC        COMMON   143436400     15,780   718,564 N    SOLE        718,564  0    0
CHARMING SHOPPES INC       COMMON   161133103     12,156  1,122,47 N    SOLE        1,122,4  0    0
                                                                 9                       79
CHRISTOPHER & BANKS CORP   COMMON   171046105      2,722   158,700 N    SOLE        158,700  0    0
COMMERCIAL VEHICLE GROUP   COMMON   202608105      9,672   519,146 N    SOLE        519,146  0    0
INC
COMPASS MINERALS INTL INC  COMMON   20451N101     15,670   452,100 N    SOLE        452,100  0    0
DATAMIRROR CORP            COMMON   237926100     24,302  1,125,07 N    SOLE        1,125,0  0    0
                                                                 3                       73
DRESS BARN INC             COMMON   261570105      1,652    80,500 N    SOLE         80,500  0    0
ENERSYS COM                COMMON   29275Y102      7,959   434,906 N    SOLE        434,906  0    0
FTD GROUP INC              COMMON   30267U108      6,388   346,986 N    SOLE        346,986  0    0
HILB ROGAL & HAMILTON CO   COMMON   431294107      6,978   162,800 N    SOLE        162,800  0    0
MAIDENFORM BRANDS INC      COMMON   560305104      5,218   262,750 N    SOLE        262,750  0    0
REGIS CORPORATION          COMMON   758932107      7,800   203,927 N    SOLE        203,927  0    0
REPUBLIC AWYS HLDGS INC    COMMON   760276105     15,848   778,772 N    SOLE        778,772  0    0
ROCKWOOD HOLDINGS INC      COMMON   774415103      4,149   113,528 N    SOLE        113,528  0    0
ROSS STORES INC            COMMON   778296103      7,690   249,683 N    SOLE        249,683  0    0
RURAL METRO CORP           COMMON   781748108     15,794  2,766,09 N    SOLE        2,766,0  0    0
                                                                 1                       91
SYNNEX CORP                COMMON   87162W100      1,356    65,804 N    SOLE         65,804  0    0
Sealy Corporation          COMMON   812139301     18,257  1,105,16 N    SOLE        1,105,1  0    0
                                                                 0                       60
TIMBERLAND CO  CL A        COMMON   887100105      4,213   167,265 N    SOLE        167,265  0    0
TNS INC                    COMMON   872960109     12,681   880,017 N    SOLE        880,017  0    0
WEBSENSE INC               COMMON   947684106     16,542   778,445 N    SOLE        778,445  0    0




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